Hatteras Alternative Mutual Funds Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

April 29, 2016

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street N.E.
Washington, D.C.  20549

Re:	Hatteras Alternative Mutual Funds Trust (the “Trust”) Amendment No. 96 for the Trust File No.: 811-21079

Dear Sir or Madam:

On behalf of the Trust, transmitted herewith for filing pursuant to Rule 8b-16(a) under the Investment Company Act of 1940, as amended, is Amendment No. 96 to the Trust’s Registration Statement on Form N-1A. The Amendment is being filed to annually update the Hatteras Event Driven Fund, a series of the Trust.

If you have any additional questions or require further information, please do not hesitate to contact me at (414) 765-5586 or michael.barolsky@usbank.com.

Very truly yours,

/s/ Michael D. Barolsky
Michael D. Barolsky, Esq.
Vice President
U.S. Bancorp Fund Services, LLC,
as Administrator for Underlying Funds Trust